CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 125	$ 112
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized (in shares)	2,000,000,000	2,000,000,000
Common stock, issued (in shares)	683,494,944	683,494,944
Treasury stock, shares (in shares)	178,580,208	177,340,358